SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
SCHEDULES OF CONCENTRATION OF RISK BY RISK FACTOR

Concentration of major customers and suppliers:

	For the year ended September 30,
	2021		2022		2023
	US$	%	US$	%	US$	%
Major customers representing more than 10% of the Company’s revenues
Customer A	$4,240,871	32.0%	$3,935,712	16.4%	$2,631,405	14.2%
Customer B	3,080,696	23.2%	3,766,619	15.7%	3,362,796	18.1%
Customer C	1,358,798	10.3%	1,023,861	4.3%	1,032,203	5.6%
Customer D	675,534	5.1%	4,640,927	19.3%	4,065,106	21.9%
Total Revenues	$9,355,899	70.6%	$13,367,119	55.7%	$11,091,510	59.8%

	As of September 30,
	2022		2023
	US$	%	US$	%
Major customers of the Company’s accounts receivable, net
Company A	$106,853	9.6%	$459,954	31.3%
Company B	-	-	-	-
Company C	25,664	2.3%	11,475	0.8%
Company D	332,864	29.8%	437,898	29.8%
Total	$465,381	41.7%	$909,327	61.9%

	For the year ended September 30,
	2021		2022		2023
	US$	%	US$	%	US$	%
Major suppliers representing more than 10% of the Company’s cost of revenue
Supplier A	$6,287,102	51.2%	$2,954,629	13.1%	$2,233,892	13.4%
Supplier B	2,588,069	21.1%	3,332,291	14.7%	1,279,227	7.7%
Supplier C	1,575,852	12.8%	3,297,225	14.6%	1,815,015	10.9%
Panaicia Pty Ltd (note)	-	-	5,922,908	26.2%	5,526,462	33.1%
Supplier D	-	-	534,804	2.4%	3,852,869	23.1%
Total Cost of Revenue	$10,451,023	85.1%	$16,041,857	71.0%	$14,707,465	88.2%

	As of September 30,
	2022		2023
	US$	%	US$	%
Major suppliers of the Company’s accounts payables, net
Supplier A	$82,058	5.5%	$54,188	2.1%
Supplier B	72,854	4.9%	51,156	2.0%
Supplier C	466,277	31.4%	108,743	4.2%
Panaicia Pty Ltd (note)	175,479	11.8%	-	-
Supplier D	534,804	36.0%	2,301,224	88.5%
Total	$1,331,472	89.6%	$2,515,311	96.8%

SCHEDULE OF FOREIGN CURRENCY TRANSLATION
	For the year ended September 30,
	2021	2022	2023
Year end HKD: US$ exchange rate	7.8000	7.8000	7.8000
Year average HKD: US$ exchange rate	7.8000	7.8000	7.8000

SCHEDULE OF ESTIMATED USEFUL LIVES

Depreciation is provided over their estimated useful lives with an estimated residual value of the assets, using the straight-line method. Estimated useful lives are as follows:

Motor vehicles	3.3 years
Fixtures, furniture and equipment	5 years

SCHEDULE OF DISAGGREGATED BY MAJOR SERVICE

A summary of the Company’s gross revenues disaggregated by major service lines and timing of revenue recognition for the years ended September 30, 2021, 2022 and 2023, respectively, are as follows:

	Year ended September 30,
	2021	2022	2023
Integrated cross-border logistics services	$11,993,332	$19,444,182	$16,872,539
Airfreight forwarding services	1,262,748	4,577,014	1,713,989
Total	$13,256,080	$24,021,196	$18,586,528